Note 11 - Intangible Assets, Net (Details Textual) $ in Millions	Dec. 31, 2022 USD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at end of period	$ 1,085.0
North America [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at end of period	939.2
South America [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at end of period	111.0
Middle East and Africa [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at end of period	33.0
Europe [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at end of period	$ 1.9